Note 54 - Remuneration And Other Benefits Received By The Board Of Directors And Members Of The Bank's Senior Management (Tables)	12 Months Ended
Dec. 31, 2020
Remuneration And Other Benefits Received By The Board Of Directors And Members Of The Banks Senior Management Abstract
Remuneration For Non Executive Directors Explanatory
Remuneration for non-executive directors (thousands of euro)
	Board of Directors	Executive Committee	Audit Committee	Risk and Compliance Committee	Remunerations Committee	Appointments and Corporate Governance Committee	Technology and Cybersecurity Committee	Other positions (1)	Total
José Miguel Andrés Torrecillas	129	111	66	36		115		50	507
Jaime Caruana Lacorte	129	167	165	107					567
Raúl Galamba de Oliveira (2)	107			71			32		211
Belén Garijo López	129		66		107	46			349
Sunir Kumar Kapoor	129						43		172
Lourdes Máiz Carro	129		66		43				238
José Maldonado Ramos	129	167				46			342
Ana Peralta Moreno	129		66		43				238
Juan Pi Llorens	129			214		46	43	80	512
Ana Revenga Shanklin (2)	97			71					168
Susana Rodríguez Vidarte	129	167		107		46			449
Carlos Salazar Lomelín (2)	97				29				125
Jan Verplancke	129				29		43		200
Total (3)	1.588	611	431	606	250	301	161	130	4.078

Remuneration Of Executive Directors Explanatory
Annual Fixed Remuneration for 2020 (thousands of euro)

Group Executive Chairman	2.453
Chief Executive Officer	2.179
Total	4.632

Disclosure Of Remuneration For Members of the Senior Management Explanatory
Annual Fixed Remuneration for 2020 (thousands of euro)

Senior Management total	14.101

Number Of Shares Explanatory
	Theoretical shares allocated in 2020	Theoretical shares accumulated as at 31 December 2020
José Miguel Andrés Torrecillas	20.252	75.912
Jaime Félix Caruana Lacorte	22.067	31.387
Belén Garijo López	14.598	62.126
Sunir Kumar Kapoor	7.189	22.915
Lourdes Máiz Carro	10.609	44.929
José Maldonado Ramos	14.245	108.568
Ana Peralta Moreno	10.041	15.665
Juan Pi Llorens	20.676	92.817
Susana Rodríguez Vidarte	18.724	141.138
Jan Verplancke	7.189	12.392
Total (1)	145.590	607.849